November 3, 2017

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          PENN Capital Funds Trust (the “Trust”)
File Nos. 333-200168 and 811-23011

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 8 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on October 27, 2017.

Please direct questions or comments relating to this filing to me at 215-302-1500.

Sincerely,

/s/ Lisa Matson
Lisa Matson